Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ARGA EMERGING MARKETS VALUE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	47.21%	8.18%	16.74%	(1.19%)
ARGA INTERNATIONAL VALUE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	39.66%	1.15%	23.09%	(3.88%)
ARGA VALUE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	17.76%	6.46%
FS Multi-Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	4.31%	4.55%	5.44%	3.16%	13.96%	(3.65%)	7.77%	(3.82%)
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	22.55%	12.13%	11.62%
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	33.10%	27.99%	1.45%
Strategas Macro Momentum ETF | Strategas Macro Momentum ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	11.97%